1933 Act

Rule 485(a)

VIA EDGAR

May 28, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account
PHL Variable Insurance Company
Post-Effective Amendment No. 20 to Form N-4
File Nos. 333-68164 and 811-08914

To the Commission Staff:

Transmitted herewith on behalf of PHL Variable Accumulation Account (the ‘Registrant”) is Post-Effective Amendment No. 20 to the above-captioned registration statement, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”).

Post-Effective Amendment No. 20 is being filed under Rule 485(a) of the 1933 Act for the purpose of adding new optional guaranteed benefits and an associated asset allocation model which will be available for new contracts at the time of contract purchase. The new disclosure included in this filing related to the new optional guaranteed benefits and the associated asset allocation model is template disclosure that we intend, subject to approval, to replicate in additional registration statements as indicated in a Rule 485(b)(1)(vii) Request of the Registrant that will be sent under separate cover.

Please direct any questions concerning this amendment to the undersigned at (860)403-5685.

Very truly yours,

/s/ Mary (Kate) Johnson
Second Vice President
Life & Annuity SEC/State Compliance
Phoenix Life Insurance Company